Stock-Based Compensation (Details) - Schedule of RSU Activity under Plans - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of RSU Activity Under Plans [Abstract]
Number of Shares, Beginning balance	24,000	27,000	27,000	2,000
Weighted Average Grant-Date Fair Value, Beginning balance	$ 79.2	$ 79.2	$ 82.4	$ 180	$ 0
Number of Shares, Ending balance	23,000	24,000	27,000	27,000	2,000
Weighted Average Grant-Date Fair Value, Ending balance	$ 73.2	$ 79.2	$ 79.2	$ 82.4	$ 180
Number of Shares, Granted		2,000	2,000	44,000	1,000
Weighted Average Grant-Date Fair Value, Granted		$ 20.8	$ 39.6	$ 84	$ 202.8
Number of Shares, Vested				(15,000)	(1,000)
Weighted Average Grant-Date Fair Value, Vested				$ 91.6	$ 168.4
Number of Shares, Cancelled	(1,000)	(5,000)	(2,000)	(4,000)
Weighted Average Grant-Date Fair Value, Cancelled	$ 73.2	$ 86.4	$ 82.8	$ 87.6
Number of Shares, Effect of business combination					2,000
Weighted Average Grant-Date Fair Value, Effect of business combination					$ 168.4